Shareholder Fees - Calamos U.S. Equity Autocallable VIP Fund	Jun. 22, 2026
Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)
Maximum Deferred Sales Charge (as a percentage of Offering Price)
Class II
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)
Maximum Deferred Sales Charge (as a percentage of Offering Price)